Long-term Debt - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt [Abstract]
Interest expense	$ 256,222	$ 300,543	$ 304,132
Capitalized interest	$ 28,265	$ 26,055	$ 37,342
Weighted average interest rate	6.20%	6.30%	6.40%
Debt Instrument Frequency Of Periodic Payment	quarterly and monthly basis